Other Receivables, Net (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Balance at the beginning of the year		¥ 2,724	¥ 4,043
Write-offs		(2,724)	(1,319)
Balance at the end of the year			¥ 2,724